Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Information for each of the last four completed fiscal years is shown in the table below for each principal executive officer (“PEO”) and for our non-PEO named executive officers (“Non-PEO NEOs”) as averages.
	PEO Pay(1)						Non-PEO NEOs Pay(2)		Value of Initial Fixed $100 Investment Based on:		Other Performance Measures
	Summary Compensation Table Total			Compensation “Actually Paid”(3)			Average Summary Compensation Table Total Compensation	Average Compensation “Actually Paid”(3)	Total Shareholder Return (TSR)(4)	“Peer Group” Total Shareholder Return (TSR)(4)	Net Income(5) ($ in millions)	Company- Selected Measure- Adjusted EPS(6)
Year	Lesar	Somerhalder	Prochazka	Lesar	Somerhalder	Prochazka
2023	$16,204,475			$24,939,494			$4,304,023	$4,780,554	$117.0	$97.5	$867	$1.50
2022	$13,943,974			$29,628,764			$2,551,102	$4,418,767	$119.5	$111.2	$1,008	$1.38
2021	$37,809,810			$52,998,434			$8,318,875	$10,539,727	$108.7	$113.9	$1,391	$1.27
2020	$11,946,295	3,075,656	6,656,290	$13,546,218	$3,066,727	$5,704,640	$2,812,497	$2,201,357	$82.1	$99.4	$(949)	$1.17

(1)
Our PEOs during the last four completed fiscal years were Scott Prochazka, John Somerhalder II, and David Lesar. Messrs. Prochazka, Somerhalder and Lesar were each PEOs in 2020. Mr. Lesar was the only PEO for years 2021, 2022, and 2023.

(2)
Our Non-PEO NEOs for the last four completed fiscal years are as follows:

For 2023, Jason Wells, Scott Doyle, Christopher Foster, Monica Karuturi, Jason Ryan, and Lynne Harkel-Rumford
For 2022, Jason Wells, Scott Doyle, Monica Karuturi, and Gregory Knight;
For 2021, Jason Wells, Scott Doyle, Kenneth Mercado, Monica Karuturi, and Milton Carroll; and
For 2020, Jason Wells, Milton Carroll, Kristie Colvin, Scott Doyle, Gregory Knight, Xia Liu, and Joseph Vortherms.
(3)
The amounts for the non-PEO NEOs are provided as averages. For purposes of these adjustments, PSUs based on a TSR performance objective, whether vested, unvested, or forfeited, were valued using Monte Carlo simulation. PSUs based on a non-TSR performance objective, whether vested, unvested, or forfeited, were valued using the closing trading price for CenterPoint Energy common stock on the applicable valuation date and assuming projected achievement as of the end of the fiscal year. Compensation “actually paid” for each fiscal year is the total compensation reported in the Summary Compensation Table for that year adjusted by the following amounts:

Actually Paid Adjustments	2023
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$16,204,475	$4,304,023
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(9,900,034)	$(2,325,001)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(18,649)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$22,661
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$11,939,585	$2,604,465
Increase for Fair Value of Awards Granted During Year that Vest During Year	$5,714,000	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$922,748	$129,270
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$(419,558)	$7,364
Actually Paid Adjustments	2023
	PEO	Average Non-PEO NEOs
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$478,279	$56,420
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$24,939,494	$4,780,554
Actually Paid Adjustments	2022
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$13,943,974	$2,551,102
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(8,481,240)	$(1,336,621)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$31,373
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$15,906
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$12,542,520	$1,976,680
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$1,550,496	$127,670
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$5,034,164	$523,494
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$5,038,851	$529,165
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$29,628,764	$4,418,767
Actually Paid Adjustments	2021
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$37,809,810	$8,318,875
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(33,359,999)	$(1,563,500)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(31,811)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$16,623
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$41,286,596	$2,575,657
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$1,063,262	$143,224
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$53,451	$173,972
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$6,145,315	$968,869
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	$(62,183)
Total Compensation Actually Paid	$52,998,434	$10,539,727
Actually Paid Adjustments	2020
	PEO			Average Non- PEO NEOs
	Lesar	Somerhalder	Prochazka
Summary Compensation Table (SCT) Total	$11,946,295	$3,075,656	$6,656,290	$2,812,497
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(8,169,996)	$(2,272,619)	—	$(1,608,708)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(8,929)	$1,008,367	$(59,849)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	—	$140,749	$14,403
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$9,382,862	—	—	$1,305,346
Increase for Fair Value of Awards Granted During Year that Vest During Year	$149,996	$2,272,619	—	$71,428
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$237,061	—	$528,003	$79,014
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	—	—	$(777,086)	$(82,302)
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	—	—	$(1,283,285)	$(117,485)
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—	$(568,399)	$(212,986)
Total Compensation Actually Paid	$13,546,218	$3,066,727	$5,704,640	$2,201,357

(4)
Cumulative TSR is determined for the measurement period starting 12/31/2019 and ending on 12/31/2023, 12/31/2022, 12/31/2021, and 12/31/2020, respectively. Peer group TSR is weighted based on market capitalization as of 12/31/2019 and is based on PHLX Utility Sector Index (UTY) TSR sourced from FactSet.

(5)
Amounts shown are consolidated net income reported pursuant to GAAP in our annual report on Form 10-K.

(6)
The company-selected measure represents what the company believes is the most important financial performance measure (other than company TSR or net income) used to link company performance and the compensation actually paid to our named executive officers. The company-selected measure is Adjusted EPS. An EPS financial measure aligns with our commitment to return value to investors through earnings and dividends paid. Adjusted EPS is a non-GAAP metric which includes net income from electric and natural gas segments, as well as after tax corporate and other operating income and corporate overhead and adjusted for certain factors to reflect what we consider to be our fundamental business performance. Adjusted EPS excludes, among other items, earnings and losses from the change of value of ZENS and related securities, income and expenses related to ownership and disposal of certain midstream units, a corresponding amount of debt related to the units and allocation of associated corporate overhead, gain and impact including expenses associated with certain mergers and divestitures and other potential impact, such as changes in accounting standards, impairments or unusual items, which could have a material impact on GAAP reported results. For a full list of adjustments and reconciliation of Adjusted GAAP to consolidated income (loss) available to common shareholders and diluted EPS, the nearest GAAP metrics, please see Appendix A.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
Our PEOs during the last four completed fiscal years were Scott Prochazka, John Somerhalder II, and David Lesar. Messrs. Prochazka, Somerhalder and Lesar were each PEOs in 2020. Mr. Lesar was the only PEO for years 2021, 2022, and 2023.

(2)
Our Non-PEO NEOs for the last four completed fiscal years are as follows:

For 2023, Jason Wells, Scott Doyle, Christopher Foster, Monica Karuturi, Jason Ryan, and Lynne Harkel-Rumford
For 2022, Jason Wells, Scott Doyle, Monica Karuturi, and Gregory Knight;
For 2021, Jason Wells, Scott Doyle, Kenneth Mercado, Monica Karuturi, and Milton Carroll; and
For 2020, Jason Wells, Milton Carroll, Kristie Colvin, Scott Doyle, Gregory Knight, Xia Liu, and Joseph Vortherms.

Peer Group Issuers, Footnote
(4)
Cumulative TSR is determined for the measurement period starting 12/31/2019 and ending on 12/31/2023, 12/31/2022, 12/31/2021, and 12/31/2020, respectively. Peer group TSR is weighted based on market capitalization as of 12/31/2019 and is based on PHLX Utility Sector Index (UTY) TSR sourced from FactSet.

Adjustment To PEO Compensation, Footnote
(3)
The amounts for the non-PEO NEOs are provided as averages. For purposes of these adjustments, PSUs based on a TSR performance objective, whether vested, unvested, or forfeited, were valued using Monte Carlo simulation. PSUs based on a non-TSR performance objective, whether vested, unvested, or forfeited, were valued using the closing trading price for CenterPoint Energy common stock on the applicable valuation date and assuming projected achievement as of the end of the fiscal year. Compensation “actually paid” for each fiscal year is the total compensation reported in the Summary Compensation Table for that year adjusted by the following amounts:

Actually Paid Adjustments	2023
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$16,204,475	$4,304,023
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(9,900,034)	$(2,325,001)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(18,649)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$22,661
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$11,939,585	$2,604,465
Increase for Fair Value of Awards Granted During Year that Vest During Year	$5,714,000	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$922,748	$129,270
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$(419,558)	$7,364
Actually Paid Adjustments	2023
	PEO	Average Non-PEO NEOs
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$478,279	$56,420
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$24,939,494	$4,780,554
Actually Paid Adjustments	2022
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$13,943,974	$2,551,102
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(8,481,240)	$(1,336,621)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$31,373
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$15,906
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$12,542,520	$1,976,680
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$1,550,496	$127,670
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$5,034,164	$523,494
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$5,038,851	$529,165
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$29,628,764	$4,418,767
Actually Paid Adjustments	2021
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$37,809,810	$8,318,875
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(33,359,999)	$(1,563,500)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(31,811)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$16,623
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$41,286,596	$2,575,657
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$1,063,262	$143,224
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$53,451	$173,972
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$6,145,315	$968,869
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	$(62,183)
Total Compensation Actually Paid	$52,998,434	$10,539,727
Actually Paid Adjustments	2020
	PEO			Average Non- PEO NEOs
	Lesar	Somerhalder	Prochazka
Summary Compensation Table (SCT) Total	$11,946,295	$3,075,656	$6,656,290	$2,812,497
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(8,169,996)	$(2,272,619)	—	$(1,608,708)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(8,929)	$1,008,367	$(59,849)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	—	$140,749	$14,403
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$9,382,862	—	—	$1,305,346
Increase for Fair Value of Awards Granted During Year that Vest During Year	$149,996	$2,272,619	—	$71,428
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$237,061	—	$528,003	$79,014
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	—	—	$(777,086)	$(82,302)
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	—	—	$(1,283,285)	$(117,485)
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—	$(568,399)	$(212,986)
Total Compensation Actually Paid	$13,546,218	$3,066,727	$5,704,640	$2,201,357

Non-PEO NEO Average Total Compensation Amount	$ 4,304,023	$ 2,551,102	$ 8,318,875	$ 2,812,497
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,780,554	4,418,767	10,539,727	2,201,357
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts for the non-PEO NEOs are provided as averages. For purposes of these adjustments, PSUs based on a TSR performance objective, whether vested, unvested, or forfeited, were valued using Monte Carlo simulation. PSUs based on a non-TSR performance objective, whether vested, unvested, or forfeited, were valued using the closing trading price for CenterPoint Energy common stock on the applicable valuation date and assuming projected achievement as of the end of the fiscal year. Compensation “actually paid” for each fiscal year is the total compensation reported in the Summary Compensation Table for that year adjusted by the following amounts:

Actually Paid Adjustments	2023
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$16,204,475	$4,304,023
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(9,900,034)	$(2,325,001)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(18,649)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$22,661
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$11,939,585	$2,604,465
Increase for Fair Value of Awards Granted During Year that Vest During Year	$5,714,000	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$922,748	$129,270
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$(419,558)	$7,364
Actually Paid Adjustments	2023
	PEO	Average Non-PEO NEOs
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$478,279	$56,420
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$24,939,494	$4,780,554
Actually Paid Adjustments	2022
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$13,943,974	$2,551,102
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(8,481,240)	$(1,336,621)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$31,373
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$15,906
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$12,542,520	$1,976,680
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$1,550,496	$127,670
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$5,034,164	$523,494
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$5,038,851	$529,165
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$29,628,764	$4,418,767
Actually Paid Adjustments	2021
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$37,809,810	$8,318,875
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(33,359,999)	$(1,563,500)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(31,811)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$16,623
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$41,286,596	$2,575,657
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$1,063,262	$143,224
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$53,451	$173,972
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$6,145,315	$968,869
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	$(62,183)
Total Compensation Actually Paid	$52,998,434	$10,539,727
Actually Paid Adjustments	2020
	PEO			Average Non- PEO NEOs
	Lesar	Somerhalder	Prochazka
Summary Compensation Table (SCT) Total	$11,946,295	$3,075,656	$6,656,290	$2,812,497
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(8,169,996)	$(2,272,619)	—	$(1,608,708)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(8,929)	$1,008,367	$(59,849)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	—	$140,749	$14,403
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$9,382,862	—	—	$1,305,346
Increase for Fair Value of Awards Granted During Year that Vest During Year	$149,996	$2,272,619	—	$71,428
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$237,061	—	$528,003	$79,014
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	—	—	$(777,086)	$(82,302)
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	—	—	$(1,283,285)	$(117,485)
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—	$(568,399)	$(212,986)
Total Compensation Actually Paid	$13,546,218	$3,066,727	$5,704,640	$2,201,357

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Financial Performance Measures
Cumulative total shareholder return (TSR)	Net income	Adjusted EPS (company-selected financial performance measure)

Total Shareholder Return Amount	$ 117	119.5	108.7	82.1
Peer Group Total Shareholder Return Amount	97.5	111.2	113.9	99.4
Net Income (Loss)	$ 867,000,000	$ 1,008,000,000	$ 1,391,000,000	$ (949,000,000)
Company Selected Measure Amount | $ / shares	1.5	1.38	1.27	1.17
PEO Name	David Lesar	David Lesar	David Lesar
Measure:: 1
Pay vs Performance Disclosure
Name	Cumulative total shareholder return (TSR)
Non-GAAP Measure Description
(6)
The company-selected measure represents what the company believes is the most important financial performance measure (other than company TSR or net income) used to link company performance and the compensation actually paid to our named executive officers. The company-selected measure is Adjusted EPS. An EPS financial measure aligns with our commitment to return value to investors through earnings and dividends paid. Adjusted EPS is a non-GAAP metric which includes net income from electric and natural gas segments, as well as after tax corporate and other operating income and corporate overhead and adjusted for certain factors to reflect what we consider to be our fundamental business performance. Adjusted EPS excludes, among other items, earnings and losses from the change of value of ZENS and related securities, income and expenses related to ownership and disposal of certain midstream units, a corresponding amount of debt related to the units and allocation of associated corporate overhead, gain and impact including expenses associated with certain mergers and divestitures and other potential impact, such as changes in accounting standards, impairments or unusual items, which could have a material impact on GAAP reported results. For a full list of adjustments and reconciliation of Adjusted GAAP to consolidated income (loss) available to common shareholders and diluted EPS, the nearest GAAP metrics, please see Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Net income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
David Lesar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,204,475	$ 13,943,974	$ 37,809,810	$ 11,946,295
PEO Actually Paid Compensation Amount	24,939,494	29,628,764	52,998,434	$ 13,546,218
PEO Name				David Lesar
John Somerhalder II [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,075,656
PEO Actually Paid Compensation Amount				$ 3,066,727
PEO Name				John Somerhalder II
Scott Prochazka [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 6,656,290
PEO Actually Paid Compensation Amount				$ 5,704,640
PEO Name				Scott Prochazka
PEO | David Lesar [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,900,034)	(8,481,240)	(33,359,999)	$ (8,169,996)
PEO | David Lesar [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David Lesar [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David Lesar [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,939,585	12,542,520	41,286,596	9,382,862
PEO | David Lesar [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,714,000			149,996
PEO | David Lesar [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	922,748	1,550,496	1,063,262	237,061
PEO | David Lesar [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,558)	5,034,164	53,451
PEO | David Lesar [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,279	5,038,851	6,145,315
PEO | David Lesar [Member] | Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John Somerhalder II [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,272,619)
PEO | John Somerhalder II [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,929)
PEO | John Somerhalder II [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John Somerhalder II [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John Somerhalder II [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,272,619
PEO | John Somerhalder II [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John Somerhalder II [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John Somerhalder II [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John Somerhalder II [Member] | Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Scott Prochazka [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Scott Prochazka [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,008,367
PEO | Scott Prochazka [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				140,749
PEO | Scott Prochazka [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Scott Prochazka [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Scott Prochazka [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				528,003
PEO | Scott Prochazka [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(777,086)
PEO | Scott Prochazka [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,283,285)
PEO | Scott Prochazka [Member] | Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(568,399)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,325,001)	(1,336,621)	(1,563,500)	(1,608,708)
Non-PEO NEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,649)	31,373	(31,811)	(59,849)
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,661	15,906	16,623	14,403
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,604,465	1,976,680	2,575,657	1,305,346
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				71,428
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,270	127,670	143,224	79,014
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,364	523,494	173,972	(82,302)
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,420	529,165	968,869	(117,485)
Non-PEO NEO | Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (62,183)	$ (212,986)